Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Jan. 01, 2022 USD ($)	Jan. 02, 2021 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Year	SCT Total for CEO	CAP to CEO	Average SCT Total for Other NEOs (1)	Average CAP to Other NEOs (2)	Value of Initial Fixed $100 Investment Based on:		GAAP Net Income ($m)	Company Selected Measure
					Total Shareholder Return	Peer Group Total Shareholder Return (3)		Comparable Store Sales Growth	Adjusted Operating Income ($m)
2022	$8,384,948	$(7,267,775)	$2,008,124	$(169,402)	$98.46	$114.02	$502	0.3%	$1,093
2021	10,052,271	24,632,043	2,684,996	4,775,021	155.06	173.50	$616	10.7	$1,051
2020	8,056,454	7,289,919	1,975,014	2,044,128	100.25	145.42	$493	2.4	$813

Company Selected Measure Name	Comparable Store Sales Growth
Named Executive Officers, Footnote [Text Block]	(1) CEO for all years is Mr. Greco. Other NEOs are Messrs. Shepherd, Cushing, Word and Slone for 2022; Messrs. Shepherd, Cushing and Slone and Jason B. McDonell for 2021; and Messrs. Shepherd, Cushing and Slone and Michael T. Broderick for 2020.
Peer Group Issuers, Footnote [Text Block]	(3) Reflects total shareholder return indexed to $100 for the S&P 500 Retailing Index, which is an industry line peer group reported in the performance graph included in the Company’s 2022 Annual Report on Form 10-K.
PEO Total Compensation Amount	$ 8,384,948	$ 10,052,271	$ 8,056,454
PEO Actually Paid Compensation Amount	$ (7,267,775)	24,632,043	7,289,919
Adjustment To PEO Compensation, Footnote [Text Block]
(2)    The dollar amounts reported represent CAP, as computed in accordance with SEC rules. The dollar amounts do not reflect the actual amount of compensation earned by or paid during the applicable year. In accordance with SEC rules, the following adjustments were made to SCT total compensation to determine the CAP values:

Reconciliation of SCT to CAP for CEO:

	SCT Total for CEO	Minus SCT Equity for CEO	Plus End of Year ("EOY") Fair Value of Equity Granted During FY Outstanding and Unvested at EOY	Plus (Minus) Change in Fair Value form Beginning of Year ("BOY") to EOY of Awards Granted in Any Prior FY Outstanding and Unvested at EOY	Plus (Minus) Change in Fair Value from BOY to Vesting Date of Awards Granted in Any Prior FY that Vested During the FY	Minus Fair Value at BOY of Awards Granted in Prior Year that were Forfeited During the FY	CEO CAP
2022	$8,384,948	$6,500,022	$3,443,902	$(10,813,511)	$(1,783,092)	$—	$(7,267,775)
2021	10,052,271	6,000,025	10,501,631	10,287,185	(209,019)	—	24,632,043
2020	8,056,454	5,559,210	8,192,754	(2,693,536)	(706,543)	—	7,289,919

Non-PEO NEO Average Total Compensation Amount	$ 2,008,124	2,684,996	1,975,014
Non-PEO NEO Average Compensation Actually Paid Amount	$ (169,402)	4,775,021	2,044,128
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	(2) The dollar amounts reported represent CAP, as computed in accordance with SEC rules. The dollar amounts do not reflect the actual amount of compensation earned by or paid during the applicable year. In accordance with SEC rules, the following adjustments were made to SCT total compensation to determine the CAP values:
Reconciliation of SCT to CAP for Other NEOs:

	SCT Total for Average Other NEOs	Minus SCT Equity for Average Other NEOs	Plus EOY Fair Value of Equity Granted During FY Outstanding and Unvested at EOY	Plus (Minus) Change in Fair Value form BOY to EOY of Awards Granted in Any Prior FY Outstanding and Unvested at EOY	Plus (Minus) Change in Fair Value from BOY to Vesting Date of Awards Granted in Any Prior FY that Vested During the FY	Minus Fair Value at BOY of Awards Granted in Prior Year that were Forfeited During the FY	Average Other NEO CAP
2022	$2,008,124	$1,087,542	$635,235	$(1,485,175)	$(240,045.00)	$—	$(169,402)
2021	2,684,996	987,593	1,685,480	1,381,805	10,333.00	—	4,775,021
2020	1,975,014	922,388	1,359,352	(313,257)	(54,593.00)	—	2,044,128

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	low illustrate the relationship between our TSR and the Peer Group TSR, as well as the relationship between CAP and our TSR for the CEO and other NEOs. For reference, SCT total compensation values for each year are also shown. As the graphs below illustrate, CAP amounts for our CEO and other NEOs are strongly aligned with the Company's TSR, as intended.
Compensation Actually Paid vs. Net Income [Text Block]
Relationship between CAP and GAAP Net Income

The graph below reflects the relationship between the CEO and Average other NEO CAP and our GAAP Net Income. GAAP net income is not used as a metric in our short-term or long-term incentive plans.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Relationship between CAP and Company-Selected Measures

The graph below reflects the relationship between CEO and Average Other NEO CAP versus Comparable Store Sales Growth and Adjusted Operating Income. Each of these measures determined one-third of 2022 short-term incentive plan and is an important top-line and profitability measure that supports long-term shareholder value creation.

Total Shareholder Return Vs Peer Group [Text Block]
Relationship between Company TSR and Peer Group TSR; CAP and Company TSR
The graphs below illustrate the relationship between our TSR and the Peer Group TSR, as well as the relationship between CAP and our TSR for the CEO and other NEOs. For reference, SCT total compensation values for each year are also shown. As the graphs below illustrate, CAP amounts for our CEO and other NEOs are strongly aligned with the Company's TSR, as intended.

Tabular List [Table Text Block]

Comparable Store Sales Growth
Adjusted Operating Income
Free Cash Flow
Relative Total Shareholder Return (rTSR)

Total Shareholder Return Amount	$ 98.46	155.06	100.25
Peer Group Total Shareholder Return Amount	114.02	173.50	145.42
Net Income (Loss)	$ 502,000,000	$ 616,000,000	$ 493,000,000
Company Selected Measure Amount	0.003	0.107	0.024
PEO Name	Mr. Greco
Additional 402(v) Disclosure [Text Block]	Comparable Store Sales Growth and Adjusted Operating Income were selected as the Company-selected measures for the Pay versus Performance table that follows because these metrics have the strongest alignment with the key attributes of strategic and operating plans and help drive the creation of long-term shareholder value.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Comparable Store Sales Growth
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Other Performance Measure Amount	1,093,000,000	1,051,000,000	813,000,000
Measure Name	Adjusted Operating Income
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Free Cash Flow
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Relative Total Shareholder Return (rTSR)
PEO [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 6,500,022	$ 6,000,025	$ 5,559,210
PEO [Member] | Equity Awards Granted During The Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,443,902	10,501,631	8,192,754
PEO [Member] | Equity Awards Granted In Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(10,813,511)	10,287,185	(2,693,536)
PEO [Member] | Equity Awards Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,783,092)	(209,019)	(706,543)
PEO [Member] | Equity Awards That Failed To Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,087,542	987,593	922,388
Non-PEO NEO [Member] | Equity Awards Granted During The Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	635,235	1,685,480	1,359,352
Non-PEO NEO [Member] | Equity Awards Granted In Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,485,175)	1,381,805	(313,257)
Non-PEO NEO [Member] | Equity Awards Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(240,045)	10,333	(54,593)
Non-PEO NEO [Member] | Equity Awards That Failed To Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0